Installment Loans	12 Months Ended
Mar. 31, 2012
Installment Loans

7. Installment Loans

The composition of installment loans by domicile and type of borrower at March 31, 2011 and 2012 is as follows:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Borrowers in Japan:
Consumer—
Housing loans	¥823,974	¥864,764	$10,522
Other	14,317	13,826	168

	838,291	878,590	10,690

Corporate—
Real estate companies	345,078	297,562	3,620
Non-recourse loans	303,640	226,887	2,761
Commercial, industrial and other companies	513,853	503,454	6,125

	1,162,571	1,027,903	12,506

Overseas:
Non-recourse loans	648,933	549,326	6,684
Other	222,034	216,520	2,634

	870,967	765,846	9,318
Purchased loans*	111,335	97,559	1,187

	¥2,983,164	¥2,769,898	$33,701

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

Generally, installment loans are made under agreements, which require the borrower to provide collateral or guarantors.

At March 31, 2012, the contractual maturities of installment loans except purchased loans for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥844,162	$10,271
2014	435,229	5,295
2015	282,690	3,439
2016	214,919	2,615
2017	124,199	1,511
Thereafter	771,140	9,383

Total	¥2,672,339	$32,514

Included in interest on loans and investment securities in the consolidated statements of income is interest income on loans of ¥114,729 million, ¥152,242 million and ¥132,719 million ($1,615 million) for fiscal 2010, 2011 and 2012, respectively.

Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) was elected. A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) on its loans held for sale originated on or after October 1, 2011. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period.

These loans held for sale are included in installment loans and the outstanding balances of these loans as of March 31, 2011 and March 31, 2012 were ¥13,718 million and ¥ 20,145 million ($245 million), respectively. There are ¥19,397 million ($236 million) of loans held for sale as of March 31, 2012, measured at fair value by electing the fair value option.

For loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely, ASC 310-30 (Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality) requires that the investor recognize the excess of the loan’s cash flows expected at acquisition over the investor’s initial investment as interest income on the level-yield basis over the remaining life of the purchased loan (“accretable yield”). ASC 310-30, however, does not prohibit placing loans on non-accrual status subsequent to acquisition, including use of the cost recovery or cash basis methods of income recognition when it is not appropriate to recognize the accretable yield, such as when the investor does not have sufficient information to reasonably estimate cash flows expected to be collected to compute the accretable yield.

Purchased loans acquired by the Company and its subsidiaries are generally characterized by extended period of non-performance by the borrower and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥111,335 million and ¥97,559 million ($1,187 million) as of March 31, 2011 and 2012 and the fair value at the acquisition date of purchased loans acquired during fiscal 2011 and 2012 were ¥7,449 million and ¥11,428 million ($139 million), respectively.

When it is probable that the Company and its subsidiaries will be unable to collect all book value, the Company and its subsidiaries consider purchased loans impaired and a valuation allowance for the excess amount of the book value over the estimated recoverable amount of the loans is provided. For most cases, the recoverable amount is estimated based on the collateral value. Purchased loans for which valuation allowances were provided amounted to ¥36,685 million and ¥34,907 million ($425 million) as of March 31, 2011 and 2012.

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Beginning balance	¥9,520	¥12,421	¥17,455	$212
Provision charged to income	3,481	5,261	3,188	39
Charge-offs	(609)	(230)	(793)	(10)
Other*	29	3	(25)	(0)

Ending balance	¥12,421	¥17,455	¥19,825	$241

*	Other includes foreign currency translation adjustments.

The above-mentioned amounts are included in the allowance for doubtful receivables on direct financing leases and probable loan losses (see Note 8).